Note 1 - Organization and Principal Activities (Detail) - Net cash provided by (used in) of the VIEs and their subsidiaries, before intercompany elimination: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by (used in) operating activities	$ (29,042,932)	$ (23,786,442)	$ 4,584,695
Net cash provided by (used in) investing activities	10,960,855	(32,775,996)	(14,375,768)
Net cash provided by (used in) financing activities	(5,668,804)	12,738,788	7,152,843
Effect of exchange rate changes	15,785	1,691,264	2,020,624
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Net cash provided by (used in) operating activities	(13,860,354)	(11,948,507)	7,926,255
Net cash provided by (used in) investing activities	3,449,449	(7,726,567)	178,192
Net cash provided by (used in) financing activities	6,461,007	(37,146,641)	2,629,738
Effect of exchange rate changes	$ 52,740	$ 895,082	$ 1,922,878